Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 12 — COMMITMENTS AND CONTINGENCIES

COMMITMENTS

As of June 30, 2026, the Company had no non-cancelable operating leases.

CONTINGENCIES

The Company may be involved in various legal proceedings, claims and other disputes arising from commercial operations, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss for a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. The Company was not aware of any litigation, lawsuits or claims as of June 30, 2026.